ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        AOCI is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the year ended December 31, 2014:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$14,762	$(5,891)	$388	$(7,855)	$1,404
Tax asset (liability)	—	2,149	(144)	2,663	4,668

Beginning balance, net of tax	14,762	(3,742)	244	(5,192)	6,072
Other comprehensive income before reclassifications	(57,822)	(1,030)	—	(747)	(59,599)
Amounts reclassified from accumulated other comprehensive income	—	496	(388)	4,502	4,610
Tax effects	—	192	144	(1,347)	(1,011)

Net current-period other comprehensive income (loss)	(57,822)	(342)	(244)	2,408	(56,000)

BALANCE at December 31, 2014	$(43,060)	$(4,084)	$—	$(2,784)	$(49,928)

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the year ended December 31, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(44,158)	—	—	(774)	(44,932)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,943	(2,624)	6,138	6,457
Tax effects	—	(1,137)	992	(1,956)	(2,101)

Net current-period other comprehensive income (loss)	(44,158)	1,806	(1,632)	3,408	(40,576)

BALANCE at December 31, 2013	$14,762	$(3,742)	$244	$(5,192)	$6,072

        The reclassifications out of AOCI and the location on the consolidated statements of income for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013	Affected Line Item
Amortization of defined benefit pension items:
	$(496)	$(2,943)	Insignificant items

	(496)	(2,943)	Income before taxes
	178	1,137	Income tax benefit

	$(318)	$(1,806)	Net of tax

Unrealized gains on retained interests:
	$388	$2,624	Insignificant items

	388	2,624	Income before taxes
	(144)	(992)	Income tax provision

	$244	$1,632	Net of tax

Unrealized losses on derivatives:
	$(4,502)	$(6,138)	Interest expense to third parties

	(4,502)	(6,138)	Income before taxes
	1,545	2,162	Income tax benefit

	$(2,957)	$(3,976)	Net of tax